CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 2,616,731	$ 1,386,502	$ 4,123
Inventories, net	486,270	528,009	569,042
Deferred charges, net	680,905	439,203	20,028
Prepaid expenses and other current assets	31,429	37,988	76,759
Total current assets	3,983,714	2,501,904	719,638
Fixed assets, net	53,079	49,485	65,514
Security deposits	17,977	17,977	17,977
Deferred charges, net	12,488	15,020	22,673
Total assets	4,067,258	2,584,386	825,802
Current liabilities
Loans from shareholders	9,000	9,000	180,500
Notes payable			21,000
Customer deposits	15,329	38,505	193,180
Accrued interest payable	312,421	126,232	39,904
Accrued expenses	116,860	122,790	125,557
Total current liabilities	6,047,903	5,146,872	2,562,026
Due to related party	100,238	101,524	106,601
Warrant liability	2,521,883	498,976
Total liabilities	10,656,024	7,783,372	6,625,493
Commitments and contingencies
Stockholders' deficiency
Preferred stock , $0.01 par value; 5,000,000 shares authorized; 3,500,000 shares designated as Series A Convertible Preferred Stock, no liquidation preference; 1,589,775 shares issued and outstanding at December 31, 2010			15,898
Common stock	48,482	47,160	30,786
Additional paid-in capital	26,056,918	24,651,344	18,665,312
Non-controlling interest	(1,794,888)	(1,674,105)
Accumulated deficit	(30,899,278)	(28,223,385)	(24,511,687)
Total stockholders' deficiency	(6,588,766)	(5,198,986)	(5,799,691)
Total liabilities and stockholders' deficiency	4,067,258	2,584,386	825,802
All Other
Current assets
Accounts receivable, net	168,379	108,170	36,642
Current liabilities
Accounts payable	336,317	483,879	629,470
Convertible promissory notes	4,737,387	3,758,082	208,679
Convertible promissory notes	276,000	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable, net		2,032	13,044
Current liabilities
Accounts payable	24,688	29,703	7,736
Convertible promissory notes	495,901	578,681	1,156,000
Convertible promissory notes	$ 1,710,000	$ 1,881,000	$ 2,581,001